Provisions for legal proceedings (Tables)	9 Months Ended
Sep. 30, 2021
Provisions For Legal Proceedings
22.1 Claims with probable chance of loss and contingent liabilities

22.1 Claims with probable chance of loss and contingent liabilities

	Sep/2021	Dec/2020
Labor claims	258,128	280,066

Tax claims
IR and CSL	53,326	61,342
PIS and COFINS	294,720	291,783
ICMS	328,175	319,851
Other tax claims	22,380	19,759
	698,601	692,735

Corporate claims	91,148	126,057

Civil claims and other	72,593	52,229

	1,120,470	1,151,087

22.2 Claims and contingent liabilities with possible chance of loss

22.2 Claims and contingent liabilities with possible chance of loss

	Note	Sep/2021	Dec/2020

Tax claims	(a)	12,298,220	11,911,746
Civil claims - Alagoas	24.1	2,505,968	796,712
Civil claims - Other		720,811	708,120
Labor claims		685,803	663,448
Environmental claims		567,519	507,973
Social security claims		351,219	326,730
Other lawsuits		327,287	530,927
Total		17,456,827	15,445,656